Redeemable Investor Units - Summary of Redeemable Investor Units (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands	Aug. 10, 2020	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Units Issued and Outstanding		11,000,619		10,975,101
Total Value		$ 320,638,733
Investor Units I [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	382,572	382,572		382,572
Issuance Price per Unit		$ 12.00
Total Value		$ 4,591
Investor Units II [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	509,796	509,796		509,796
Issuance Price per Unit		$ 16.20
Total Value		$ 8,259
Investor Units III-A – Issued prior to December 1, 2015 [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	1,872,409	1,872,409
Issuance Price per Unit		$ 20.25
Total Value		$ 37,916
Investor Units III-A – Issued after December 1,2015 [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	6,043,421	6,043,421
Issuance Price per Unit		$ 26.38
Total Value		$ 159,425
Investor Units III-B [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	568,613	568,613		568,613
Issuance Price per Unit		$ 26.38
Total Value		$ 15,000
Investor Units III-C [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	747,661	747,661		747,661
Issuance Price per Unit		$ 58.78
Total Value		$ 43,948
Investor Units III-D [Member]
Temporary Equity [Line Items]
Units Issued and Outstanding	876,147	876,147		850,629
Issuance Price per Unit		$ 58.78	$ 58.78
Total Value		$ 51,500